NET LOSS PER SHARE - Reconciliation of Net Loss per common share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator
Net loss	$ (5,929,183)	$ (7,624,256)	$ (30,300,971)	$ (27,090,243)	$ (34,436,576)	$ (65,402,000)	$ (50,325,820)
Less: accretion adjustment	(707,219)	1,255,312	(2,039,145)	736,685	1,090,294	1,155,122	(907,596)
Net loss attributable to common shareholders	$ (5,221,964)	$ (8,879,568)	$ (28,261,826)	$ (27,826,928)	$ (35,526,870)	$ (66,557,122)	$ (49,418,224)
Denominator
Weighted-average shares - basic	10,011,105	9,842,537	9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Weighted-average shares - diluted	10,011,105	9,842,537	9,953,951	9,836,826	9,842,737	9,750,682	9,695,257
Net loss per common share - basic	$ (0.52)	$ (0.90)	$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)
Net loss per common share - diluted	$ (0.52)	$ (0.90)	$ (2.84)	$ (2.83)	$ (3.61)	$ (6.83)	$ (5.10)